UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                ------------------------

Check here if Amendment | |; Amendment Number:
                                              -------------------
  This Amendment (Check only one.): | | is a restatement.
                                    | | adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Investors V, L.L.C.
         ------------------------------------------
Address: c/o The Carlyle Group
         ------------------------------------------
         1001 Pennsylvania Avenue, NW
         ------------------------------------------
         Suite 220 S.
         ------------------------------------------
         Washington, DC  20004-2505
         ------------------------------------------

Form 13F File Number:  28- 12965
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Daniel A. D'Aniello
       -------------------------------------
Title: Managing Director
       -------------------------------------
Phone: 202-729-5626
       -------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello        Washington, DC             May 14, 2009
-------------------------    -------------------       -----------------
        Signature               City, State                   Date


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

  Form 13F File Number     Name

  28-
     -----------------     ----------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        --------------------
Form 13F Information Table Entry Total: 4
                                        --------------------
Form 13F Information Table Value Total: $61,726
                                        --------------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number         Name

1       28-12429                     Carlyle Investment Management L.L.C.
---        ------------              --------------------------------------

                          FORM 13-F INFORMATION TABLE


   COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5              COLUMN 6      COLUMN 7        COLUMN 8
----------------   --------------  ----------  -------- -----------------------   -------------  ---------  -----------------------
                                                VALUE      SHRS OR    SH/    PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN    CALL  DISCRETION     MANAGERS   SOLE   SHARED    NONE
----------------  --------------- -----------  -------- ------------------------- -------------  ---------  -----------------------
ICO Global        CL A            44930K108    $91         259,437    SH      --    Shared-           1              259,437
Comm Hldgs Ltd                                                                      Defined
De

Regency Energy    Com Units L P   75885Y107    $60,843     4,875,259  SH      --    Shared-           1              4,875,259
Partners L P                                                                        Defined

Terrestar Corp    Com             881451108    $84         150,000    SH      --    Shared-           1              150,000
                                                                                    Defined

Time Warner Inc   Com             887317105    $708        110,000    SH      --    Shared-           1              110,000
                                                                                    Defined
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